CONVERTIBLE BONDS (Tables)	12 Months Ended
Aug. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE BONDS

Convertible bonds consist of the following:

	August 31, 2022	August 31, 2021
Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 49,383 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction.	$-	$44,601

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 205,762 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	185,840

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 1,647 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	1,487

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020,. The Company issued 82,305 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	74,336

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020,. The Company issued 24,692 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	22,301

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 205,762 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	185,841

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 329,219 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	297,345

Convertible bonds payable to a private investor,interest free. The Company issued 205,762 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	185,841

Convertible bonds payable to a private investor bearing interest at 10%. Accrued interests were paid on November 15, 2020. The Company issued 15,523 shares of common stock pursuant to the conversion of convertible bonds at 10% discount to the issue price upon completion of the Transaction	-	10,407
	$-	$1,007,999